PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
PROPERTY AND EQUIPMENT (Details) [Line Items]
Depreciation	$ 2,908	$ 2,860	$ 10,475	$ 15,809
Minimum [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years		3 years
Maximum [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years		5 years